INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of inventories

	As of March 31,
	2025 HK$’000	2026 HK$’000

Merchandise inventories - timepieces	34,705	23,020